Note 29 Shares of BBVA accepted in pledge (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares of BBVA accepted in pledge [Line Items]
Number of shares in pledge	13,308,677,000,000	17,492,194,000,000	23,437,363,000,000
Nominal value of shares of BBVA accepted in pledge	€ 490,000	€ 490,000	€ 490,000
Percentage of share capital of shares of BBVA accepted in pledge	0.23%	0.29%	0.39%